Equity Based Compensation Plans - Nonvested Shares of Restricted Stock Awards Outstanding (Detail) (Restricted Stock [Member], USD $)	12 Months Ended
Dec. 31, 2012
Restricted Stock [Member]
Nonvested shares of restricted stock awards outstanding
Number of shares nonvested, Beginning balance	1,000,000
Number of shares granted	879,251
Number of shares vested	(922,546)
Number of shares forfeited	(956,705)
Number of shares nonvested, Ending balance
Weighted average grant date fair value nonvested, Beginning balance	$ 3.50
Weighted average grant date fair value granted	$ 1.26
Weighted average grant date fair value vested	$ 1.92
Weighted average grant date fair value forfeited	$ 2.97
Weighted average grant date fair value, Ending balance	$ 0